DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2024
Discontinued Operations
Schedule of disposal pstt

Six Months Ended June 30, 2023
CNY
(Unaudited)

Revenue	12,216
Cost of sales	(5,376)
GROSS PROFIT	6,840

Selling and distribution expenses	(420)
Administrative expenses	(5,139)
Other income	142
Impairment losses on financial assets	(10,763)
Finance costs	(1,886)
Finance income	8,098

LOSS BEFORE INCOME TAX	(3,128)

Income tax expense	(1,827)

LOSS FOR THE PERIOD FROM THE DISCONTINUED OPERATIONS	(4,955)

ATTRIBUTABLE TO:
Owners of the Company	(6,236)
Non-controlling interests	1,281

Schedule of discontinued operations cash flow

Six Months Ended June 30, 2023
CNY

Operating activities	5,702
Investing activities	(6)
Financing activities	(3,378)
Net foreign exchange difference	52
Net increase in cash and cash equivalents	2,370

Loss per share
– Basic, from the discontinued operations	(0.76)
– Diluted, from the discontinued operations	(0.76)

The calculations of basic and diluted earnings per share from discontinued operations are based on:

Six Months Ended June 30, 2023
CNY

Loss for the period attributable to owners of the Company from discontinued operations	(6,236)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 7)	8,197,897